UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3174
                                    --------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:      06/30
                           ----------------------------------
Date of reporting period:    03/31/11
                           ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Tax-Free Trust -- Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund -- March 31, 2011 (Unaudited)

  PRINCIPAL                                                                             COUPON    MATURITY          MARKET
   AMOUNT                                                                                RATE       DATE             VALUE
-----------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.9%

 $  1,000,000   Lorain Co OH Hosp Rev Ser 2001 A (Catholic Hlth)                         5.625    10/01/11       $  1,025,310
      500,000   Montgomery Co OH Wtr Rev Sys Ser 2002 (Greater Moraine Beaver)           5.000    11/15/11            510,620
    1,000,000   Hamilton Co OH Swr Sys Rev Ser 1997 A                                    5.500    12/01/11          1,034,790
      400,000   Warren OH Wtr Wrks Rev Ser 1997                                          5.500    11/01/15            421,924
      575,000   Buckeye Valley OH LSD GO Ser 1995 A                                      6.850    12/01/15            641,412
      880,000   Licking Heights OH LSD GO Ser 2000                                       6.400    12/01/28          1,056,246
       40,000   Cuyahoga Co OH Hosp Rev ETM Ser 1980 (Univ Hosp) Pre-refunded @ $100     9.000    06/01/11             40,503
    1,000,000   Lucas Co OH Hosp Rev Ser 1999 (Promedica Hlth Grp)                       5.625    11/15/19          1,006,140
      515,000   Columbus-Polaris OH Hsg Corp Mtg Rev Ser 1979 Pre-refunded @ $100        7.400    01/01/16            618,124
      850,000   West Chester Twp OH GO Ser 2001 Pre-refunded @ $100                      5.000    11/01/11            881,714
      500,000   Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $100                           5.000    12/01/12            542,040
    1,085,000   West Clermont OH LSD GO Ser 2002                                         5.000    12/01/19          1,142,906
    1,000,000   Akron OH Var Purp GO Ser 2002                                            5.000    12/01/23          1,011,170
      250,000   OH St Higher Edl Facs Rev Ser 2003 (Xavier Univ) Pre-refunded @ $100     5.000    05/01/13            270,940
      765,000   Fairfield Co OH GO Ser 2003 Pre-refunded @ $100                          5.000    06/01/13            835,900
    1,210,000   Cincinnati OH Tech College Rev Ser 2002                                  5.250    10/01/21          1,226,662
    1,050,000   Harrison OH Wst Wtr Sys Rev Ser 2003                                     5.250    11/01/23          1,089,165
    1,185,000   Akron OH Impts GO Ser 2003                                               5.000    12/01/22          1,226,274
    1,000,000   Toledo OH CSD GO Ser 2003 B                                              5.000    12/01/23          1,021,610
    1,000,000   Hamilton Co OH Hosp Facs Rev Ser 2004 J (Children's Hosp Med Ctr)        5.000    05/15/24            995,190
      450,000   Columbus OH TIF Rev Ser 2004 A (Polaris)                                 4.750    12/01/23            452,786
      400,000   Springboro OH Swr Sys Rev Ser 2004                                       5.000    06/01/24            394,024
    1,000,000   Mason OH Swr Sys Rev Ser 2004                                            5.000    12/01/28            924,390
    1,480,000   Lakewood OH CSD Facs Impts UTGO Ser 2004 Pre-refunded @ $100             5.250    12/01/14          1,706,810
      600,000   OH St Higher Edl Facs Rev Ser 2004 (Univ Dayton)                         5.000    12/01/23            608,784
      810,000   Big Walnut OH LSD GO Ser 2004                                            5.000    12/01/25            829,327
    1,040,000   Franklin Co OH Hosp Rev Ser 2005 C (Children's Hosp)                     5.000    05/01/25          1,042,236
      865,000   Fairfield Co OH GO Ser 2005                                              5.000    12/01/23            901,261
    2,100,000   Oregon OH CSD GO Ser 2005                                                5.000    12/01/27          2,149,770
      750,000   Cleveland OH LTGO Ser 2005 A                                             5.000    10/01/17            817,403
    1,000,000   Univ of Cincinnati OH Gnrl Rcpts Ser 2006 A                              4.750    06/01/26            999,940
    1,090,000   Fairborn OH CSD Facs Impts GO Ser 2006                                   5.000    12/01/26          1,120,378
    1,500,000   Richland Co OH Hosp Facs Rev Ser 2006 (MedCentral Hlth Sys)              5.125    11/15/26          1,381,485
    1,500,000   Little Miami OH LSD Facs Impts UTGO Ser 2006 Pre-refunded @ $100         5.000    12/01/16          1,757,445
    1,500,000   OH St Higher Edl Facs Rev Ser 2006 (Univ Dayton)                         5.000    12/01/26          1,502,100
    1,185,000   Delaware OH GO Ser 2006                                                  5.000    12/01/28          1,217,848
    2,000,000   Canal Winchester OH LSD UTGO Ser 2007                                    4.750    12/01/24          2,019,040
    1,000,000   Kings OH LSD Impt UTGO Ser 2007                                          5.000    12/01/26          1,029,040
    1,000,000   Lakewood OH CSD Facs Impts UTGO Ser 2007                                 5.000    12/01/26          1,026,140
      830,000   Columbus OH CSD Constr & Impts UTGO Ser 2007                             5.000    12/01/28            847,388
      320,000   Brookfield OH LSD Facs Impts UTGO Ser 2008                               5.000    01/15/30            319,974
    1,000,000   Cleveland OH Income Tax Rev Ser 2008 B (Brdgs & Roadways)                5.000    10/01/29          1,006,450
    1,500,000   Reynoldsburg OH CSD Facs Constr & Impts UTGO Ser 2008                    5.250    12/01/28          1,550,535
    1,000,000   OH St Higher Edl Facs Rev Ser 2008 C (Xavier Univ)                       5.750    05/01/28          1,032,790
    2,000,000   OH St Hosp Fac Rev Ser 2009 B (Cleveland Clinic Hlth)                    5.125    01/01/28          1,992,040
      650,000   Greene Co OH Hosp Facs Rev Ser 2009 (Kettering Hlth Network)             5.125    04/01/29            620,230
    1,000,000   Columbus OH CSD Constr & Impts UTGO Ser 2009                             4.500    12/01/29            953,730
    1,000,000   Franklin Co OH Hosp Rev Ser 2009 (Nationwide Children's Hosp)            4.750    11/01/29            924,300
      895,000   Milton Union OH Exmp Village SD LTGO Ser 2009                            4.875    12/01/29            876,151
    1,000,000   Hamilton Co OH Rev Ser 2010                                              5.000    06/01/30            985,390
    1,500,000   Cincinnati OH CSD Facs Impts LTGO Ser 2010                               5.000    06/01/31          1,518,600
    1,060,000   OH St EDR Enterprise Ser 2010                                            4.750    12/01/32            983,245
-----------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                              $ 52,089,670
-----------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 1.5%

      500,000   Cuyahoga Co OH Hosp Rev (Cleveland Clinic) Ser 2004 B1
                   (SPA: JP Morgan Chase Bank)                                           0.150    04/01/11            500,000

Touchstone Tax-Free Trust -- Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund -- March 31, 2011 (Unaudited)

  PRINCIPAL                                                                              COUPON    MATURITY          MARKET
   AMOUNT                                                                                 RATE       DATE             VALUE
-------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 1.5% (CONTINUED)

 $    300,000   OH St Higher Edl Facs Rev Ser 2008 (LOC: Bank of America NA)             0.190     04/01/11       $     300,000
-------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $     800,000
-------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 98.4%
                (Amortized Cost $52,153,770)                                                                      $  52,889,670

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.6%                                                           883,864
-------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                              $  53,773,534
-------------------------------------------------------------------------------------------------------------------------------


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE

DESCRIPTION           LEVEL 1        LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Municipal Bonds       $     -      $52,889,670       $     -      $52,889,670

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust -- Portfolio of Investments
Touchstone Ohio Tax-Free Money Market Fund -- March 31, 2011 (Unaudited)

 PRINCIPAL                                                                              COUPON    MATURITY          MARKET
  AMOUNT                                                                                 RATE       DATE             VALUE
-----------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 21.1%
 $    750,000   Brookville OH LTGO BANS Ser 2010                                         2.750    04/20/11       $    750,578
      200,000   OH St Higher Edl Facs Rev Ser 2006 (Xavier Univ) Pre-refunded @ $100     4.000    05/01/11            200,558
      150,000   OH St Higher Edl UTGO Ser 2003 A Pre-refunded @ $100                     5.000    05/01/11            150,556
      155,000   OH St Hwy UTGO Ser 2004 H                                                5.000    05/01/11            155,570
    1,500,000   Franklin Co OH Rev Ser 2001 (Children's Hosp) Pre-refunded @ $100        5.500    05/01/11          1,521,288
    2,000,000   Univ of Cincinnati OH Rev BANS Ser 2010 A                                1.500    05/12/11          2,000,000
    1,485,000   Gates Mills OH LTGO BANS Ser 2010                                        1.250    05/18/11          1,485,947
    2,000,000   Middletown OH CSD LTGO BANS Ser 2010 (Sch Impts)                         1.750    06/01/11          2,002,647
    1,470,000   Univ of Cincinnati OH Gnrl Rcpts Ser 2011 A                              2.000    06/01/11          1,473,549
      250,000   Westerville OH CSD UTGO Ser 2001 Pre-refunded @ $100                     4.350    06/01/11            251,577
      100,000   Cincinnati OH Rev Ser 2003 Pre-refunded @ $100                           5.000    06/01/11            100,744
      120,000   Lakota OH LSD UTGO Ser 2001                                              5.125    06/01/11            120,088
      100,000   OH St Wtr Dev Auth Rev Ser 2002 (Fresh Wtr Impts)                        5.250    06/01/11            100,790
    1,750,000   Hunting Valley OH LTGO BANS Ser 2010                                     1.000    06/02/11          1,750,885
      175,000   OH St Infrastr Rev Ser 2007                                              4.000    06/15/11            176,254
      130,000   OH St Infrastr Rev Ser 2004                                              5.000    06/15/11            131,193
      100,000   OH St Infrastr Rev Ser 2007                                              5.000    06/15/11            100,906
      750,000   OH St Higher Edl Facs Rev Ser 2002 (Kenyon College)
                   Pre-refunded @ $100                                                   4.500    07/01/11            757,545
      140,000   Columbus OH UTGO Ser 2009 A                                              5.000    07/01/11            141,565
      105,000   Puerto Rico Cmnwlth UTGO Ser 2001 Pre-refunded @ $100                    5.000    07/01/11            106,169
      125,000   Puerto Rico Cmnwlth UTGO Ser 2001 A Pre-refunded @ $100                  5.125    07/01/11            126,411
      150,000   Puerto Rico Cmnwlth UTGO Ser 2001 Pre-refunded @ $100                    5.125    07/01/11            151,727
      100,000   Columbus OH UTGO Ser 2004 1                                              5.500    07/01/11            101,241
      140,000   Columbus OH UTGO Ser 2004 2                                              5.500    07/01/11            141,737
      500,000   Franklin OH Hlthcare Facs Rev Ser 2001 A (Ohio Presbyterian)
                   Pre-refunded @ $100                                                   7.125    07/01/11            513,107
    1,300,000   Green OH LTGO BANS Ser 2010                                              3.500    07/07/11          1,309,666
    1,180,000   Kirtland OH GO BANS Ser 2010                                             1.250    07/21/11          1,181,959
      200,000   OH St DTD UTGO Ser 2005 C                                                4.000    08/01/11            202,291
      300,000   OH St Higher Edl Facs Rev Ser 2004 II                                    5.000    08/01/11            304,388
    1,515,000   Olmsted Falls OH LTGO BANS Ser 2010                                      1.500    08/11/11          1,517,747
    1,000,000   American Municipal Power-Ohio, Inc. Rev BANS Ser 2010 (Elec Sys)         1.750    08/11/11          1,001,265
      310,000   OH St HFA Mtg Rev Ser 2008 F (Mtg Bckd Sec Prg)                          3.100    09/01/11            313,166
    2,500,000   Union Twp OH BANS Ser 2010                                               1.250    09/13/11          2,505,598
    2,000,000   Cuyahoga Heights OH BANS Ser 2010                                        2.000    09/19/11          2,007,404
      210,000   OH St Revitaliz Rev Ser 2010 A                                           2.000    10/01/11            211,477
      425,000   OH St Bldg Auth Rev Ser 2004 (Adult Correction Facs)                     5.000    10/01/11            434,228
    1,270,000   Kent OH BANS Ser 2010                                                    1.250    10/12/11          1,273,682
    2,300,000   American Municipal Power-Ohio, Inc. Rev BANS Ser 2010                    1.500    10/27/11          2,306,603
    2,500,000   Springboro OH Rev Ser 2010 (Real Estate Acq)                             1.500    10/27/11          2,508,512
    2,250,000   Deerfield Twp OH BANS Ser 2010                                           1.500    11/08/11          2,261,502
    1,100,000   American Municipal Power-Ohio, Inc. Rev BANS Ser 2010 (Elec Sys Impts)   1.500    11/10/11          1,101,676
    1,905,000   American Municipal Power-Ohio, Inc. Rev BANS Ser 2010 (Bowling Green)    1.500    11/22/11          1,909,292
      455,000   Licking Co OH LTGO Ser 2011                                              1.000    12/01/11            455,902
      100,000   Anthony Wayne OH LSD UTGO Ser 2011                                       2.000    12/01/11            100,833
      100,000   Dublin OH LTGO Ser 2009 B                                                2.000    12/01/11            100,933
      300,000   Cincinnati OH SD LTGO Ser 2001 (Sch Impts) Pre-refunded @ $100           5.250    12/01/11            309,106
      780,000   American Municipal Power-Ohio, Inc. Rev BANS Ser 2011
                   (Brewster Village)                                                    1.500    01/05/12            780,891
      675,000   Defiance OH CSD BANS Ser 2011 (Sch Facs Constr)                          4.200    01/11/12            689,821
      900,000   Morrow Co OH LTGO BANS Ser 2011 (Cnty Courthouse)                        2.000    01/25/12            909,145
      982,500   Franklin OH BANS Ser 2011                                                2.350    03/02/12            993,200
    1,100,000   Hamilton Twp OH BANS Ser 2011                                            2.250    03/14/12          1,110,320
    4,100,000   Butler OH Tech & Career Dev SD BANS Ser 2011                             1.650    03/15/12          4,134,890
    1,200,000   Springboro OH BANS Ser 2011                                              1.500    04/05/12          1,205,916
-----------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                              $ 46,896,500
-----------------------------------------------------------------------------------------------------------------------------

                 FLOATING & VARIABLE RATE DEMAND NOTES -- 78.9%
    9,020,000   Cuyahoga Co OH Rev Ser 2004 B1 (Cleveland Clinic)
                   (SPA: JP Morgan Chase Bank)                                           0.150    04/01/11          9,020,000
    3,690,000   OH St Higher Edl Facs Rev Ser 2008 (Case Western)
                   (LOC: Bank of America NA)                                             0.190    04/01/11          3,690,000

Touchstone Tax-Free Trust -- Portfolio of Investments
Touchstone Ohio Tax-Free Money Market Fund -- March 31, 2011 (Unaudited)

 PRINCIPAL                                                                              COUPON    MATURITY          MARKET
  AMOUNT                                                                                 RATE       DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 78.9% (CONTINUED)

 $  9,600,000   OH St Wtr Dev Auth PCR Ser 2006 (FirstEnergy Gen Corp)
                (LOC: Barclays Bank PLC)                                                 0.190    04/01/11       $   9,600,000
   10,000,000   Allen Co OH Hosp Facs Rev Ser 2010 C (Catholic Hlthcare)
                (LOC: Bank of Nova Scotia)                                               0.210    04/01/11          10,000,000
      200,000   Cuyahoga Co OH Rev Ser 2004 B3 (Cleveland Clinic)
                   (SPA: Bank of America NA)                                             0.210    04/01/11             200,000
    3,700,000   Univ of Toledo OH Gnrl Rcpts Ser 2008 B                                  0.240    04/01/11           3,700,000
    3,545,000   OH St Higher Edl Facs Rev Ser 2002 (Case Western)
                   (SPA: Landesbank Hessen-Thuringen)                                    0.250    04/01/11           3,545,000
    2,795,000   OH St Higher Edl Facs Rev Ser 2002 (Case Western)
                   (SPA: Landesbank Hessen-Thuringen)                                    0.250    04/01/11           2,795,000
    2,100,000   OH St Univ Rev Ser 1999 B                                                0.180    04/07/11           2,100,000
    5,000,000   OH St Univ Rev Ser 2010 E                                                0.180    04/07/11           5,000,000
    8,000,000   OH St Infra Impt UTGO Ser 2001 B                                         0.200    04/07/11           8,000,000
      950,000   OH St UTGO Ser 2005 A                                                    0.200    04/07/11             950,000
    1,800,000   Cleveland-Cuyahoga Co Port Auth Rev Ser 2003
                   (Carnegie/96th Resh Bldg) (LOC: PNC Bank NA)                          0.210    04/07/11           1,800,000
    7,610,000   Columbus OH UTGO Ser 2006 1 (San Swr)                                    0.210    04/07/11           7,610,000
    2,500,000   OH St Air Quality Dev Auth Rev Ser 2009 B (OH Valley Elec Corp)
                   (LOC: Bank of Nova Scotia)                                            0.210    04/07/11           2,500,000
    3,835,000   OH St Univ Gnrl Rcpts Ser 2008 B                                         0.210    04/07/11           3,835,000
    3,075,000   Franklin Co OH Rev Ser 1996 A (US Health Corp) (LOC: US Bank NA)         0.220    04/07/11           3,075,000
      955,000   Franklin Co OH Rev Ser 1996 C (US Health Corp) (LOC: US Bank NA)         0.220    04/07/11             955,000
      800,000   Hamilton Co OH Hosp Facs Rev Ser 2007 (Children's Hosp Med Ctr)
                   (LOC: JP Morgan Chase Bank)                                           0.220    04/07/11             800,000
    3,000,000   OH St Air Quality Dev Auth Rev Ser 2009 A (OH Valley Elec Corp)
                   (LOC: Bank of Nova Scotia)                                            0.220    04/07/11           3,000,000
      345,000   OH St Higher Edl Facs Rev Ser 2000 (Xavier Univ) (LOC: US Bank NA)       0.220    04/07/11             345,000
    1,000,000   OH St Higher Edl Facs Rev Ser 2000 B (Xavier Univ) (LOC: US Bank NA)     0.220    04/07/11           1,000,000
    2,000,000   OH St Wtr Dev Auth Rev Ser 2001 (Multi-Modal Wtr Dev Timken)
                   (LOC: Northern Trust Company)                                         0.220    04/07/11           2,000,000
    1,995,000   Salem OH Hosp Rev Ser 2005 (Salem Cmmnty) (LOC: JP Morgan Chase Bank)    0.220    04/07/11           1,995,000
      300,000   Centerville OH Hlthcare Rev Ser 2007 (Bethany Lutheran Village) (LOC:
                National City Bank)                                                      0.240    04/07/11             300,000
    1,500,000   Butler Co OH Cap Fdg Rev CCAO Ser 2005 (LOC: US Bank NA)                 0.250    04/07/11           1,500,000
      100,000   Columbus OH Regl Arpt Auth Rev Ser 2004 (LOC: US Bank NA)                0.250    04/07/11             100,000
    1,970,000   Columbus OH Regl Arpt Auth Rev Ser 2005 (LOC: US Bank NA)                0.250    04/07/11           1,970,000
    1,590,000   Hamilton Co OH Hosp Facs Rev Ser 1999 A (Drake Ctr Inc)
                   (LOC: US Bank NA)                                                     0.250    04/07/11           1,590,000
    3,680,000   Hamilton Co OH Hosp Facs Rev Ser 1997 (Children's Hosp Med Ctr)
                   (LOC: PNC Bank NA)                                                    0.250    04/07/11           3,680,000
    2,260,000   Hamilton Co OH Hosp Facs Rev Ser 2002 (Children's Hosp Med Ctr)
                (LOC: US Bank NA)                                                        0.250    04/07/11           2,260,000
    8,000,000   Kent St Univ OH Gnrl Rcpts Ser 2008 B (LOC: Bank of America NA)          0.250    04/07/11           8,000,000
    4,910,000   Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)      0.250    04/07/11           4,910,000
    4,600,000   OH St Air Quality Dev Auth Rev Ser 2009 C (OH Valley Elec Corp)
                   (LOC: Bank of Tokyo-Mitsubishi UFJ)                                   0.250    04/07/11           4,600,000
    7,200,000   OH St HFA Mtg Rev Ser 2010 C (Mtg Bckd Sec Prg) (LIQ: KBC Bank NV)       0.250    04/07/11           7,200,000
    1,900,000   OH St Higher Edl Facs Rev Ser 2008 (Otterbein College)
                   (LOC: JP Morgan Chase Bank)                                           0.250    04/07/11           1,900,000
   10,000,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2002 (Summner)
                   (LOC: KBC Bank NV)                                                    0.260    04/07/11          10,000,000
    1,450,000   Butler Co OH Hlthcare Rev Ser 2004 (Colonial Sr Svcs Inc)
                   (LOC: US Bank NA)                                                     0.260    04/07/11           1,450,000
    3,330,000   Hamilton Co OH Hlthcare Facs Rev Ser 2008 (Children's Home)
                   (LOC: US Bank NA)                                                     0.260    04/07/11           3,330,000
    1,650,000   Hamilton Co OH Hosp Facs Rev Ser 1997 (Beechwood Home)
                   (LOC: PNC Bank NA)                                                    0.260    04/07/11           1,650,000
      550,000   OH St Higher Edl Facs Rev Ser 2007 (Marietta College)
                   (LOC: JP Morgan Chase Bank)                                           0.260    04/07/11             550,000

Touchstone Tax-Free Trust -- Portfolio of Investments
Touchstone Ohio Tax-Free Money Market Fund -- March 31, 2011 (Unaudited)

 PRINCIPAL                                                                              COUPON    MATURITY          MARKET
  AMOUNT                                                                                 RATE       DATE             VALUE
-------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 78.9% (CONTINUED)

 $  3,150,000   Richland Co OH Hlthcare Facs Rev Ser 2004 B (Wesleyan)
                   (LOC: JP Morgan Chase Bank)                                           0.260    04/07/11       $   3,150,000
    2,030,000   Cambridge OH Hosp Facs Rev Ser 2002 (Southeastern Regl Med Ctr)
                   (LOC: PNC Bank NA)                                                    0.270    04/07/11           2,030,000
      340,000   Cambridge OH Hosp Facs Rev Ser 1996 (Southeastern Regl Med Ctr) (LOC:
                National City Bank)                                                      0.270    04/07/11             340,000
    1,785,000   Carroll Co OH Hlthcare Facs Rev Ser 2000 (St Johns Village)
                   (LOC: National City Bank)                                             0.270    04/07/11           1,785,000
    2,430,000   Cleveland OH Arpt Sys Rev Ser 2009 D (LOC: KBC Bank NV)                  0.270    04/07/11           2,430,000
    2,780,000   Columbiana Co OH Rev Ser 2002 (East Liverpool Area)
                   (LOC: National City Bank)                                             0.270    04/07/11           2,780,000
    1,050,000   Montgomery Co OH Hlthcare Facs Rev Ser 1999 (South Cmnty Inc)
                   (LOC: National City Bank)                                             0.270    04/07/11           1,050,000
    1,070,000   Summit Co OH Rev Ser 2004 (Neighborhood Dev Corp) (LOC: PNC Bank NA)     0.270    04/07/11           1,070,000
    1,095,000   Summit OH Hlthcare Facs Rev Ser 2005 (Village at St Edward)
                   (LOC: PNC Bank NA)                                                    0.270    04/07/11           1,095,000
    4,800,000   Wood Co OH Hosp Facs Rev Ser 2008 (Hosp Assn)
                   (LOC: JP Morgan Chase Bank)                                           0.270    04/07/11           4,800,000
    3,500,000   Butler Co OH Port Auth EDR Ser 2007 (Great Miami Vy)
                   (LOC: JP Morgan Chase Bank)                                           0.290    04/07/11           3,500,000
    2,860,000   Port Gtr Cincinnati OH Dev Auth Rev Ser 2003 (Cincinnati Zoo)
                   (LOC: US Bank NA)                                                     0.310    04/07/11           2,860,000
      550,000   Port Gtr Cincinnati OH Dev Auth Rev Ser 2006 (Cincinnati Zoo)
                   (LOC: US Bank NA)                                                     0.310    04/07/11             550,000
      960,000   Hamilton Co OH EDR Ser 1997 (The General Prostestant)
                   (LOC: PNC Bank NA)                                                    0.320    04/07/11             960,000
      590,000   Cuyahoga Co OH EDR Rev Ser 2002 (North Coast Cmnty Homes)
                   (LOC: National City Bank)                                             0.340    04/07/11             590,000
    1,847,000   Hamilton OH MFH Rev Ser 1998 B (Affordable Housing)
                   (LOC: Federal Home Loan Bank)                                         0.340    04/07/11           1,847,000
      955,000   Stark Co OH Port Auth Hlthcare Facs Rev Ser 2002 (Canton Sch)
                   (LOC: National City Bank)                                             0.340    04/07/11             955,000
       60,000   Coshocton Co OH Hosp Facs Rev Ser 1999 (Echoing Hills Village)
                   (LOC: JP Morgan Chase Bank)                                           0.720    04/07/11              60,000
-------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $ 175,114,545
-------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.0%
                (Amortized Cost $222,011,045)                                                                     $ 222,011,045

                LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                                                           (58,479)
-------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                              $ 221,952,566
-------------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE

DESCRIPTION           LEVEL 1          LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Municipal Bonds       $     -      $ 222,011,045      $     -     $ 222,011,045

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust -- Portfolio of Investments
Touchstone Tax-Free Money Market Fund -- March 31, 2011 (Unaudited)

 PRINCIPAL                                                                              COUPON    MATURITY          MARKET
  AMOUNT                                                                                 RATE       DATE             VALUE
-------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 27.9%

 $    100,000   Middleton-Cross Plains Area WI LSD UTGO Ser 2001 Pre-refunded @ $100     5.000    04/01/11       $     100,000
      200,000   Durham NC COPS Ser 2001 Pre-refunded @ $100                              5.250    04/01/11             202,000
      225,000   Madison WI CSD UTGO Ser 1997 Pre-refunded @ $100                         5.250    04/01/11             225,000
      150,000   GA St UTGO Ser 1996 B                                                    5.300    04/01/11             150,000
      170,000   Las Vegas NV LTGO Ser 2001 (Swr & Flood Control) Pre-refunded @ $100     5.375    04/01/11             170,000
      100,000   Univ of ID Rev Ser 2001 (Student Fee) Pre-refunded @ $100                5.400    04/01/11             100,000
      100,000   Raleigh Durham NC Arpt Auth Rev Ser 2001 A Pre-refunded @ $100           5.000    05/01/11             101,368
      100,000   Raleigh Durham NC Arpt Auth Rev Ser 2001 A Pre-refunded @ $100           5.250    05/01/11             101,395
      100,000   FL St Intergovernmental Fin Commn Rev Ser 2001 B Pre-refunded @ $100     5.500    05/01/11             100,413
      100,000   TX A&M Univ Rev Ser 2009 B                                               3.000    05/15/11             100,285
      100,000   Lower CO River Auth Rev Ser 2004 Pre-refunded @ $100                     5.000    05/15/11             100,534
       95,000   Austin TX Wtr & Wastewater Rev Ser 2001 B Pre-refunded @ $100            5.250    05/15/11              95,542
      300,000   TX A&M Univ Rev Ser 2001 A                                               5.375    05/15/11             301,774
      130,000   TX A&M Univ Rev Ser 2001 A Pre-refunded @ $100                           5.375    05/15/11             130,769
      250,000   Glendale AZ IDA Rev Ser 2001 A (Midwestern Univ) Pre-refunded @ $100     5.750    05/15/11             253,974
      100,000   IL St Fin Auth Rev Ser 2001 B (Midwestern Univ) Pre-refunded @ $100      6.000    05/15/11             101,666
      300,000   Middletown OH CSD Facs Impts BANS Ser 2010 (Sch Impts)                   1.750    06/01/11             300,397
      160,000   OH St Wtr Dev Auth Rev Ser 2009 (Water Quality)                          3.000    06/01/11             160,646
      100,000   Clackamas Co OR LSD 7J Lake Oswego UTGO Ser 2001 Pre-refunded @ $100     5.000    06/01/11             100,709
      100,000   FL St Brd of Ed UTGO Ser 2001 E Pre-refunded @ $100                      5.000    06/01/11             101,735
      200,000   Franklin Co OH LTGO Ser 2003                                             5.000    06/01/11             201,462
      100,000   NM St Fin Auth Rev Ser 2008                                              5.000    06/01/11             100,743
      100,000   OH St Wtr Dev Auth Rev Ser 2004 (Water Quality)                          5.000    06/01/11             100,746
      145,000   Winston-Salem NC COP Ser 2001 A Pre-refunded @ $100                      5.000    06/01/11             147,515
      100,000   Winston-Salem NC COP Ser 2001 A Pre-refunded @ $100                      5.000    06/01/11             101,736
      100,000   Osceola Co FL Rev Ser 2001 Pre-refunded @ $100                           5.125    06/01/11             101,719
      250,000   Douglas Co NE LSD 206 UTGO Ser 2001 Pre-refunded @ $100                  5.750    06/01/11             252,176
      145,000   Harris Co TX Hlth Facs Dev Corp Rev Ser 2001 (Memorial Hermann Hlth)
                   Pre-refunded @ $100                                                   6.375    06/01/11             147,853
      100,000   Stoneham MA UTGO Ser 2001                                                4.250    06/15/11             101,728
      100,000   Hood River Co OR LSD UTGO Ser 2000                                       4.700    06/15/11             100,814
      100,000   Douglas Co NE LSD 001 UTGO Ser 2001 B Pre-refunded @ $100                4.875    06/15/11             100,897
      250,000   Clark Co NV LSD LTGO Ser 2001 C Pre-refunded @ $100                      5.375    06/15/11             259,962
      100,000   Maricopa Co AZ LSD 69 UTGO Ser 2004 E Pre-refunded @ $100                4.000    07/01/11             102,826
      100,000   IA St Univ of Science & Technology Rev Ser 2000 S Pre-refunded @ $100    4.900    07/01/11             101,069
      125,000   CT St Hlth & Edl Facs Auth Rev Ser 2001 D (Loomis Chaffee)
                   Pre-refunded @ $100                                                   5.000    07/01/11             127,498
      105,000   FL St Brd of Ed Lottery Rev Ser 2008 A                                   5.000    07/01/11             106,160
      150,000   WA St UTGO Ser 2001 A Pre-refunded @ $100                                5.000    07/01/11             151,658
      100,000   Arlington Co VA IDA Hosp Facs Rev Ser 2001 (Arlington Hlth Sys)
                   Pre-refunded @ $100                                                   5.500    07/01/11             102,211
      370,000   NH St Health & Edl Facs Auth Rev Ser 2001 (Univ Sys)
                   Pre-refunded @ $100                                                   5.500    07/01/11             378,336
      100,000   Portland OR Intl Arpt Rev Ser 2001 D                                     5.500    07/01/11             102,066
      100,000   Detroit MI Wtr Suppy Sys Rev                                             5.750    07/01/11             102,276
      140,000   Atlanta GA Rapid Tran Auth Rev Ser 1983 D Pre-refunded @ $100            7.000    07/01/11             142,244
      300,000   Hamilton Southeastern IN Con Sch Bld Corp UTGO BANS Ser 2010             1.250    07/15/11             300,000
      100,000   Sussex Co NJ UTGO Ser 2004                                               3.625    07/15/11             100,850
      100,000   Woodbridge Twp NJ Brd of Ed UTGO Ser 2004 (Sch Impts)                    4.125    07/15/11             100,995
      100,000   South Madison IN Comm Sch Bldg Corp Rev Ser 2001 (1st Mtg)
                   Pre-refunded @ $100                                                   4.750    07/15/11             101,203
      100,000   OH St Rev Ser 2004 II (Parks & Rec Facs)                                 3.200    08/01/11             100,844
      100,000   VA St Pub Sch Auth Rev Ser 2001 B                                        5.000    08/01/11             102,443
      230,000   HI St UTGO Ser 2001 CV Pre-refunded @ $100                               5.375    08/01/11             233,657
      731,000   Olmsted Falls OH BANS Ser 2010 (Fire Station Impts)                      1.500    08/11/11             732,325
      642,000   American Municipal Power-Ohio, Inc. Rev BANS Ser 2010 (Elec Sys)         1.750    08/11/11             642,812
      100,000   Seymour CT UTGO Ser 2005 Pre-refunded @ $100                             4.250    08/15/11             101,347
      100,000   Mobile AL UTGO Ser 2002 Pre-refunded @ $100                              5.500    08/15/11             103,831
      100,000   OH St UTGO Ser 2007 A (Conservation)                                     4.000    09/01/11             101,205
      100,000   Sienna Plantation TX Levee Impts UTGO Ser 2004 Pre-refunded @ $100       5.400    09/01/11             101,979
      500,000   Union Twp OH BANS Ser 2010                                               1.250    09/13/11             501,120
      500,000   Cuyahoga Heights OH BANS Ser 2010                                        2.000    09/19/11             501,851
      300,000   Metrowest MA Regl Tran Auth RANS Ser 2010                                1.500    09/29/11             300,735

Touchstone Tax-Free Trust -- Portfolio of Investments
Touchstone Tax-Free Money Market Fund -- March 31, 2011 (Unaudited)

 PRINCIPAL                                                                              COUPON    MATURITY          MARKET
  AMOUNT                                                                                 RATE       DATE             VALUE
-------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 27.9% (CONTINUED)

 $    250,000   Volusia Co FL Sales Tax Rev Ser 2008                                     3.000    10/01/11       $     252,617
      110,000   NY St Twy Auth Rev Ser 2001 B Pre-refunded @ $100                        4.200    10/01/11             111,980
      100,000   MS St UTGO Ser 2008 A                                                    5.000    10/01/11             101,913
      100,000   OH St Bldg Auth Rev Ser 2004 (Adult Correction Facs)                     5.000    10/01/11             102,186
      175,000   SC St Transn Infrastr Bank Rev Ser 2001 A Pre-refunded @ $100            5.125    10/01/11             178,949
      300,000   MI St Bldg Auth Rev Ser 2001 II Pre-refunded @ $100                      5.500    10/15/11             307,941
      250,000   American Municipal Power-Ohio, Inc. Rev BANS Ser 2010 (Elec Sys Impts)   1.500    11/10/11             250,381
      200,000   Hamilton Twp OH BANS Ser 2011                                            2.250    03/14/12             201,876
      400,000   Butler OH Tech & Career Dev LSD BANS Ser 2011                            1.650    03/15/12             403,404
------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                              $  12,170,346
------------------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTES -- 73.1%

      600,000   East Baton Rouge LA PCR Ser 1993 (Exxon)                                 0.160    04/01/11             600,000
      500,000   New York NY UTGO Ser 1993 E2 (LOC: JP Morgan Chase Bank)                 0.180    04/01/11             500,000
      500,000   Jackson Co MS Port Facs Rev Ser 1993 (Chevron USA Inc)                   0.190    04/01/11             500,000
      500,000   Beaver Co PA IDA PCR Ser 2006 (FirstEnergy Generation) (LOC: UBS AG)     0.200    04/01/11             500,000
      200,000   Sarasota Co FL Pub Hosp Dist Rev Ser 2008 (Sarasota Mem Hosp)
                   (LOC: Northern Trust Co)                                              0.200    04/01/11             200,000
      800,000   CO St Edl & Cultural Facs Auth Rev Ser 2006 (Parker & Denver HS)
                   (LOC: Bank of America NA)                                             0.220    04/01/11             800,000
    1,000,000   VT St Edl & Hlth Bldgs Fin Agy Rev Ser 2008 (Brattleboro Mem Hosp)
                   (LOC: TD Bank NA)                                                     0.220    04/01/11           1,000,000
      870,000   VT St Edl & Hlth Bldgs Fin Agy Rev Ser 2007 (North Co Hosp)
                   (LOC: TD Bank NA)                                                     0.220    04/01/11             870,000
    1,200,000   West Valley UT IDR Ser 1987 (Johnson Matthey Inc)
                   (LOC: HSBC Bank USA NA)                                               0.240    04/01/11           1,200,000
    1,000,000   CO St Edl & Cultural Facs Auth Rev Ser 2008 (Natl Jewish Fed)
                   (LOC: Bank of America NA)                                             0.250    04/01/11           1,000,000
      750,000   Lawrenceburg IN PCR Ser 2008 (MI Power Co) (LOC: Bank of Nova Scotia)    0.230    04/07/11             750,000
      965,000   MA St Dev Fin Agy Rev Ser 2008 A (Seven Hills Fndtn) (LOC: TD Bank NA)   0.240    04/07/11             965,000
    1,000,000   Broward Co FL HFA MFH Rev Ser 1999 (Reflections Apts) (LOC: FHLMC)       0.250    04/07/11           1,000,000
      650,000   Columbus OH Regl Arpt Auth Rev Ser 2004 A (OASBO) (LOC: US Bank NA)      0.250    04/07/11             650,000
      955,000   OH St Higher Edl Facs Rev Ser 2008 (Otterbein College)
                   (LOC: JP Morgan Chase Bank)                                           0.250    04/07/11             955,000
      305,000   Volusia Co FL HFA Rev Ser 2002 (Anatole Apts) (LIQ: FNMA)                0.250    04/07/11             305,000
      300,000   El Paso Co CO MFH Rev Ser 1995 (Briarglen Apts) (LIQ: FHLMC)             0.260    04/07/11             300,000
      710,000   Indianapolis IN MFH Rev LTGO Ser 2004 (Nora Commons) (LOC: FHLB)         0.260    04/07/11             710,000
    1,000,000   IL St Fin Auth Rev Ser 2008 (Lake Forest College)
                   (LOC: Northern Trust Co)                                              0.270    04/07/11           1,000,000
    1,050,000   Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler)
                   (LOC: Northern Trust Co)                                              0.270    04/07/11           1,050,000
      900,000   Southglenn CO Spl Rev Ser 2007 (LOC: BNP Paribas)                        0.270    04/07/11             900,000
    1,150,000   Dayton KY TIF & Spl Assmt Ser 2008 (Belmont Lake)
                   (LOC: Bank of America NA)                                             0.300    04/07/11           1,150,000
    1,000,000   WA St HFC MFH Rev Ser 2007 (Clark Island) (LOC: FHLMC)                   0.300    04/07/11           1,000,000
      185,000   Bristol Co TN Hlth & Edl Facs Rev Ser 2001 (King College)
                   (LOC: Bank of America NA)                                             0.320    04/07/11             185,000
      100,000   MO St Hlth & Edl Facs Auth Rev Ser 2006 (St John Vianney HS)
                   (LOC: Bank of America NA)                                             0.320    04/07/11             100,000
      480,000   Lucas Co OH Hosp Rev Ser 1999 (Sunshine Inc Northwest OH)
                   (LOC: PNC Bank NA)                                                    0.340    04/07/11             480,000
    1,343,000   Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc)
                   (LOC: Wells Fargo Bank NA)                                            0.340    04/07/11           1,343,000
    1,570,000   Saint Charles Co MO IDA Rev Ser 2002 (Patriot Machine Inc)
                   (LOC: US Bank NA)                                                     0.340    04/07/11           1,570,000
    1,770,000   Summit Co OH IDR Ser 1999 (Comunale Inc) (LOC: National City Bank)       0.340    04/07/11           1,770,000
    1,075,000   IA Fin Auth Small Business Dev Rev Ser 2003 (Terrace Ctr Assoc LP)
                   (LOC: Wells Fargo Bank NA)                                            0.350    04/07/11           1,075,000

Touchstone Tax-Free Trust -- Portfolio of Investments
Touchstone Tax-Free Money Market Fund -- March 31, 2011 (Unaudited)

 PRINCIPAL                                                                              COUPON    MATURITY          MARKET
  AMOUNT                                                                                 RATE       DATE             VALUE
-------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 73.1% (CONTINUED)

 $    560,000   Springfield MO IDA Rev Ser 2010 D (DMP Pptys LLC) (LOC: Guaranty Bank)   0.370    04/07/11       $     560,000
      225,000   Scottsburg IN EDR Ser 2000 (American Plastic Molding)
                   (LOC: PNC Bank NA)                                                    0.390    04/07/11             225,000
    1,815,000   Lexington-Fayette Co KY Govt IBR Ser 2006 (Eastland Pkwy)
                   (LOC: Traditional Bank Inc)                                           0.400    04/07/11           1,815,000
    1,300,000   St Charles Co MO IDA Rev Ser 2003 A (National Cart) (LOC: US Bank NA)    0.430    04/07/11           1,300,000
      500,000   Hailey ID IDC Rev Ser 2006 (Rocky Mountain Hardware)
                   (LOC: Wells Fargo Bank NA)                                            0.460    04/07/11             500,000
      600,000   Lexington-Fayette Co KY Govt IBR Ser 2006 (Liberty Ridge)
                   (LOC: Traditional Bank Inc)                                           0.500    04/07/11             600,000
      290,000   Lancaster NE IDR Ser 2000 (Garner Inds) (LOC: Wells Fargo Bank NA)       0.560    04/07/11             290,000
      100,000   CA Statewide CDA IDR Ser 2001 A (American Modular Sys)
                   (LOC: Bank of the West)                                               0.590    04/07/11             100,000
      305,000   Hillsborough Co FL IDR Ser 1996 (Vigo Importing Co)
                   (LOC: Bank of America NA)                                             0.620    04/07/11             305,000
    1,000,000   Chatom AL IDB Gulf Opp Zone Ser 2008 (Powersouth Energy Coop)
                   (SPA: National Rural Utilities Finance)                               0.830    05/16/11           1,000,000
      400,000   Monroe Co NY IDA Rev Ser 1986 (Natl Dev Council)
                   (LOC: HSBC Bank USA NA)                                               4.000    06/15/11             400,000
      300,000   York Co SC PCR Ser 2008 B-3 (SPA: National Rural Utilities Finance)      1.000    09/01/11             300,000
------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                      $  31,823,000
------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 101.0%
                (Amortized Cost $43,993,346)                                                                     $  43,993,346

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)                                                       (450,774)
------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                             $  43,542,572
------------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE

DESCRIPTION            LEVEL 1       LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Municipal Bonds        $     -     $43,993,346      $     -    $ 43,993,346

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust -- Notes to Portfolio of Investments
March 31, 2011 (Unaudited)

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolio of Investments are the coupon rates in effect at March 31, 2011.

Put Bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CCAO - County Commissioner's Association of Ohio
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Household Finance Corporation
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDB - Industrial Development Bond
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
OASBO - Ohio Association of School Business Officials
PCR - Pollution Control Revenue
PLC - Public Limited Company
RANS - Revenue Anticipation Notes
RB - Revenue Bond
SD - School District
SPA - Stand-by Purchase Agreement
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

SECURITY VALUATION -- Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith by the Advisor (Touchstone Advisors, Inc.) consistent with procedures approved by the Board of Trustees.

Touchstone Tax-Free Trust -- Notes to Portfolio of Investments
March 31, 2011 (Unaudited)


The Funds have adopted Financial Accounting Standards Board ("FASB") ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by industry concentration. The Funds did not hold any Level 3 categorized securities as of March 31, 2011.

SECURITY TRANSACTIONS -- Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

WHEN-ISSUED SECURITIES --The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

FEDERAL TAX INFORMATION --The federal tax cost for the Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $52,153,770, resulting in gross unrealized appreciation and depreciation of $1,373,584 and $637,684, respectively, and net unrealized appreciation of $735,900.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Tax-Free Trust


By:     /s/ Jill T. McGruder
        ----------------------------
Name:   Jill T. McGruder
Title:  President
Date:   May 19, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Terrie A. Wiedenheft
        ----------------------------
Name:   Terrie A. Wiedenheft
Title:  Treasurer & Controller
Date:   May 19, 2011